Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

At June 30, 2025 and December 31, 2024, accounts receivable, net consisted of the following.

	June 30, 2025	December 31, 2024
	(Unaudited)
Accounts receivable	$1,765,420	$1,511,404
Less: allowance for expected credit losses	(616,640)	(125,643)
Accounts receivable, net	$1,148,780	$1,385,761
Non-current accounts receivable	$986,752	$2,227,089

Schedule of Allowance for Credit Losses

The following table describes the movements in the allowance for expected credit losses during the six months ended June 30, 2025 and 2024.

	2025	2024
	(Unaudited)	(Unaudited)
Balance at December 31,	$125,643	$160,855
Provision for expected credit losses	482,621	7,925
Foreign exchange difference	8,376	(3,835)
Balance at June 30 (Unaudited)	$616,640	$164,945